Financial Risk Management_The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees		₩ 58,168,599
Deposits and savings		4,207,308
Property and equipment		9,807,635
Real estsate		149,344,216
Guarantees	₩ 66,496,823
Deposits and savings	4,283,957
Property and equipment	9,315,529
Real estsate	160,953,171
Total	241,049,480	221,527,758
12-month expected credit losses
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	60,473,663
Deposits and savings	4,200,448
Property and equipment	8,644,719
Real estsate	147,682,808
Total	221,001,638
Financial instruments not credit-impaired
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	5,871,980
Deposits and savings	77,024
Property and equipment	616,318
Real estsate	12,828,076
Total	19,393,398
Financial instruments credit-impaired
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	151,180
Deposits and savings	6,485
Property and equipment	54,492
Real estsate	442,287
Total	₩ 654,444
Individual
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees		17,257
Deposits and savings		11,857
Property and equipment		2,676
Real estsate		189,480
Total		221,270
Collective
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees		113,551
Deposits and savings		5,461
Property and equipment		30,455
Real estsate		282,327
Total		431,794
Past due
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees		209,180
Deposits and savings		40,833
Property and equipment		53,647
Real estsate		688,502
Total		992,162
Not past due
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees		57,828,611
Deposits and savings		4,149,157
Property and equipment		9,720,857
Real estsate		148,183,907
Total		₩ 219,882,532